UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/06 - 06/30/07




Item 1. Proxy Voting Record

Due to an administrative error, proxies issued by certain companies whose securities were held by the registrant were voted pursuant to the proxy voting policies of Wells Fargo Bank, N.A. for the period from July 1, 2006 to August 3, 2006 (and, as reported in the registrant's Form N-PX for the year ended June 30, 2006, during most of the period reported upon in such prior Form N-PX). This error occurred because securities of U.S. companies (but not direct investments in securities of non-U.S. companies) held by the registrant and the other two registrants that make up the Wells Fargo Advantage Funds family of mutual funds (the "WFAFs") were miscoded for proxy voting purposes by Wells Fargo Bank, N.A., in its capacity as the custodian of the registrant's securities. This coding error resulted in such proxies being voted in accordance with voting instructions issued by Wells Fargo Bank, N.A. for other accounts on which it issues proxy voting instructions, rather than in accordance with voting instructions issued by Wells Fargo Funds Management, LLC ("Funds Management"), the registrant's investment adviser, pursuant to proxy voting policies adopted by the registrant's Board of Trustees. The registrant's Proxy Voting Committee became aware of this process error in July 2006. The Committee determined that, because the proxy voting policies of Wells Fargo Bank, N.A. and the three WFAFs registrants are very similar, almost all proxies voted on behalf of the WFAFs during the period from July 1, 2006 to August 3, 2006 were voted in the same manner that they would have been voted under the registrant's proxy voting policies. Only an extremely small number of instances were identified (constituting less than 1/10th of 1% of all matters voted on behalf of the WFAFs during the reporting period) in which the votes actually cast on behalf of the WFAFs (in accordance with the Wells Fargo Bank, N.A. proxy voting policy) were different than the votes that would have been cast under the registrant's proxy voting policy. The custodian has rectified the voting process problem, and proxies relating to securities held by the registrant are now being voted according to the registrant's proxy voting policies.


================== WELLS FARGO ADVANTAGE CORPORATE BOND FUND ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================= WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND ==================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Total Return Bond Portfolio and Wells Fargo Advantage Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


============== WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



==================== WELLS FARGO ADVANTAGE HIGH INCOME FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================== WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND ==================


UBIQUITEL OPERATING COMPANY

Ticker:                      Security ID:  90348AAG4
Meeting Date: NOV 2, 2006    Meeting Type: Written Consent
Record Date:  SEP 29, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE ADOPTION OF CERTAIN PROPOSED          None      Abstain    Management
      AMENDMENTS TO THE INDENTURES.




==================== WELLS FARGO ADVANTAGE INCOME PLUS FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



============= WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND ==============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


========== WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================== WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



============ WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.



=================== WELLS FARGO ADVANTAGE STABLE INCOME FUND ===================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Stable Income Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).




================= WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND ==================


COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (FRMLY CIE GENERALE DE GEOPHYSIQUE)

Ticker:       CGV            Security ID:  204386106
Meeting Date: MAY 10, 2007   Meeting Type: Special
Record Date:  APR 3, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     REPORT OF THE BOARD OF DIRECTORS AND      For       For        Management
      AUDITORS  REPORTS, AND APPROVAL OF THE
      FINANCIAL STATEMENTS FOR THE FISCAL YEAR
      ENDED DECEMBER 31, 2006
2     ALLOCATION OF THE NET PROFIT              For       For        Management
3     APPROVAL OF THE CONSOLIDATED FINANCIAL    For       For        Management
      STATEMENTS FOR FISCAL YEAR 2006
4     FULL DISCHARGE TO THE DIRECTORS FOR THEIR For       For        Management
      MANAGEMENT DURING FISCAL YEAR 2006
5     RENEWAL OF THE TERM OF OFFICE OF MR. JEAN For       Against    Management
      DUNAND
6     RENEWAL OF THE TERM OF OFFICE OF MR.      For       Against    Management
      CHRISTIAN MARBACH
7     RENEWAL OF THE TERM OF OFFICE OF MAZARD & For       For        Management
      GUERARD, STATUTORY AUDITORS
8     RENEWAL OF THE TERM OF OFFICE OF ERNST &  For       For        Management
      YOUNG, STATUTORY AUDITORS
9     RENEWAL OF THE TERM OF OFFICE OF MR.      For       For        Management
      PATRICK DA CAMBOURG, ALTERNATE STATUTORY
      AUDITOR
10    RENEWAL OF THE TERM OF OFFICE OF AUDITEX, For       For        Management
      ALTERNATE STATUTORY AUDITOR
11    ALLOCATION OF BOARD OF DIRECTORS          For       For        Management
      ATTENDANCE FEES FOR FISCAL YEAR 2007
12    AUTHORITY GIVEN TO THE BOARD OF DIRECTORS For       Against    Management
      TO PURCHASE COMPANY SHARES
13    APPROVE SPECIAL AUDITORS' REPORT          For       Against    Management
      REGARDING RELATED-PARTY TRANSACTIONS
14    DELEGATION OF AUTHORITY TO THE BOARD OF   For       For        Management
      DIRECTORS TO INCREASE THE SHARE CAPITAL
      THROUGH THE ISSUE OF SHARES, OR ANY OTHER
      SECURITIES GIVING ACCESS TO THE SHARE
      CAPITAL, WITH PREFERENTIAL SUBSCRIPTION
      RIGHTS IN FAVOR OF HOLDERS OF EXISTING
      SHARES
15    DELEGATION OF AUTHORITY TO THE BOARD OF   For       Against    Management
      DIRECTORS TO INCREASE THE SHARE CAPITAL
      THROUGH THE ISSUE OF SHARES, OR ANY OTHER
      SECURITIES GIVING ACCESS TO THE SHARE
      CAPITAL, WITHOUT PREFERENTIAL
      SUBSCRIPTION RIGHTS IN FAVOR OF HOLDERS
      OF EXISTING SHARES
16    DETERMINATION OF THE ISSUE PRICE IN CASE  For       For        Management
      OF ISSUE WITHOUT ANY PREFERENTIAL RIGHT,
      IN ACCORDANCE WITH THE FIFTEENTH
      RESOLUTION, WITHIN AN ANNUAL LIMIT OF 10%
      OF THE SHARE CAPITAL
17    DELEGATION TO THE BOARD OF DIRECTORS IN   For       Against    Management
      ORDER TO INCREASE THE NUMBER OF SHARES
      ISSUED PURSUANT TO THE FOURTEENTH AND
      FIFTEENTH RESOLUTIONS
18    DELEGATION TO THE BOARD OF DIRECTORS IN   For       For        Management
      ORDER TO INCREASE THE SHARES CAPITAL BY
      INCORPORATION OF RESERVES, PROFITS OR
      SHARE PREMIUMS
19    AUTHORIZATION GIVEN TO THE BOARD OF       For       Against    Management
      DIRECTORS TO INCREASE THE SHARE CAPITAL
      IN CONSIDERATION OF CONTRIBUTIONS IN KIND
      WITHIN A LIMIT OF 10% OF THE SHARE
      CAPITAL
20    APPROVAL OF THE PARTIAL SPIN-OFF          For       For        Management
      AGREEMENT PROVIDING THE CONTRIBUTION OF
      THE SERVICES ACTIVITY BY CGG VERITAS TO
      CGG SERVICES
21    DELEGATION OF AUTHORITY TO THE BOARD OF   For       Against    Management
      DIRECTORS TO INCREASE THE CAPITAL BY
      ISSUE OF SHARES OR SECURITIES GIVING
      ACCESS TO THE SHARE CAPITAL OF THE
      COMPANY, TO THE MEMBERS OF A COMPANY
      SAVINGS PLAN ( PLAN D EPARGNE ENTERPRISE
      )
22    DELEGATION OF AUTHORITY TO ISSUE          For       For        Management
      SECURITIES GIVING RIGHTS TO RECEIVE DEBT
      SECURITIES
23    AUTHORIZATION GIVEN TO THE BOARD OF       For       Against    Management
      DIRECTORS TO GRANT STOCK OPTIONS
24    AUTHORIZATION GIVEN TO THE BOARD OF       For       Against    Management
      DIRECTORS TO GRANT FREE SHARES OF THE
      COMPANY TO EMPLOYEES AND EXECUTIVE
      OFFICERS OF THE COMPANY AND ITS GROUP
25    AUTHORIZATION AND DELEGATION TO THE BOARD For       For        Management
      OF DIRECTORS IN ORDER TO REDUCE THE SHARE
      CAPITAL BY CANCELLING SHARES PURCHASED
      PURSUANT TO THE AUTHORIZATION OF PURCHASE
      OF ITS OWN SHARES BY THE COMPANY
26    AMENDMENT OF ARTICLE 14-6 OF THE BY-LAWS  For       For        Management
      WITH RESPECT TO SHAREHOLDERS  CONDITIONS
      OF ATTENDANCE TO GENERAL MEETINGS
27    POWERS FOR PUBLICITY FORMALITIES          For       For        Management


--------------------------------------------------------------------------------

HARRAH'S ENTERTAINMENT, INC.

Ticker:       HET            Security ID:  413619107
Meeting Date: APR 5, 2007    Meeting Type: Special
Record Date:  MAR 8, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management


--------------------------------------------------------------------------------

HARRAH'S ENTERTAINMENT, INC.

Ticker:       HET            Security ID:  413619107
Meeting Date: APR 26, 2007   Meeting Type: Annual
Record Date:  FEB 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Stephen F. Bollenbach      For       For        Management
1.2   Elect Director Ralph Horn                 For       For        Management
1.3   Elect Director Gary W. Loveman            For       For        Management
1.4   Elect Director Boake A. Sells             For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

JACUZZI BRANDS, INC.

Ticker:       JJZ            Security ID:  469865109
Meeting Date: JAN 25, 2007   Meeting Type: Annual
Record Date:  DEC 11, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2.1   Elect Director Alex P. Marini             For       For        Management
2.2   Elect Director Claudia E. Morf            For       For        Management
2.3   Elect Director Robert R. Womack           For       For        Management
3     Ratify Auditor                            For       For        Management
4     Adjourn Meeting                           For       For        Management


--------------------------------------------------------------------------------

SIERRA PACIFIC RESOURCES

Ticker:       SRP            Security ID:  826428104
Meeting Date: MAY 7, 2007    Meeting Type: Annual
Record Date:  MAR 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Walter M. Higgins          For       For        Management
1.2   Elect Director Brian J. Kennedy           For       For        Management
1.3   Elect Director John F. O'Reilly           For       For        Management
1.4   Elect Director Michael W. Yackira         For       For        Management
2     Declassify the Board of Directors         Against   For        Shareholder


--------------------------------------------------------------------------------

UNITED RENTALS, INC.

Ticker:       URI            Security ID:  911363109
Meeting Date: JUN 4, 2007    Meeting Type: Annual
Record Date:  APR 24, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Bradley S. Jacobs          For       For        Management
2     Elect Director Howard L. Clark, Jr.       For       For        Management
3     Elect Director Mark A. Suwyn              For       For        Management
4     Elect Director Lawrence 'Keith' Wimbush   For       For        Management
5     Ratify Auditors                           For       For        Management
6     Declassify the Board of Directors         For       For        Management


--------------------------------------------------------------------------------

UNITED STATES STEEL CORP.

Ticker:       X              Security ID:  912909108
Meeting Date: APR 24, 2007   Meeting Type: Annual
Record Date:  FEB 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert J. Darnall          For       For        Management
1.2   Elect Director John G. Drosdick           For       For        Management
1.3   Elect Director Charles R. Lee             For       For        Management
1.4   Elect Director Jeffrey M. Lipton          For       Withhold   Management
1.5   Elect Director Glenda G. McNeal           For       For        Management
1.6   Elect Director Patricia A. Tracey         For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

WILLIAMS COMPANIES, INC., THE

Ticker:       WMB            Security ID:  969457100
Meeting Date: MAY 17, 2007   Meeting Type: Annual
Record Date:  MAR 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Kathleen B. Cooper         For       For        Management
2     Elect Director William R. Granberry       For       For        Management
3     Elect Director Charles M. Lillis          For       For        Management
4     Elect Director William G. Lowrie          For       For        Management
5     Ratify Auditors                           For       For        Management
6     Approve Omnibus Stock Plan                For       For        Management
7     Approve Qualified Employee Stock Purchase For       For        Management
      Plan



================= WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: The Wells Fargo Advantage Total Return Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 31, 2007).


============== WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.






========== END NPX REPORT


SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC. AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 31, 2007


*BY: /s/ ANDREW OWEN
ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY DATED AUGUST 31, 2007 AND FILED HEREWITH.


WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY


Karla M. Rabusch, whose signature appears below, does hereby constitute and appoint Andrew Owen, an officer of Wells Fargo Funds Trust (hereafter the "Trust") individually with power of substitution or resubstitution, her true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for her in her name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Trust's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Trust any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Trust and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Trust.

Effective Date:
August 31, 2007


/s/ Karla M. Rabusch
____________________________________
Karla M. Rabusch